INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
INCOME PER SHARE
Schedule of basic and diluted income per share

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income	109,819	180,907	98,589	13,506
Denominator:
Weighted average number of ordinary shares outstanding—basic	266,535,220	264,052,936	262,001,916	262,001,916
Effect of dilutive share options	3,669,322	9,712,192	9,196,839	9,196,839
Weighted average number of ordinary shares outstanding—diluted	270,204,542	273,765,128	271,198,755	271,198,755
Basic income per ordinary share	0.41	0.69	0.38	0.05
Diluted income per ordinary share	0.41	0.66	0.36	0.05